TAX EXPENSE - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Profit before tax	£ 6,094	£ 5,785	£ 1,329
UK corporation tax thereon	(1,158)	(1,099)	(253)
Impact of surcharge on banking profits	(340)	(415)	(122)
Non-deductible costs: conduct charges	(5)	(167)	(24)
Non-deductible costs: bank levy	(25)	(19)	(30)
Other non-deductible costs	(58)	(59)	(62)
Non-taxable income	48	22	37
Tax relief on coupons on other equity instruments	46	65	79
Tax-exempt gains on disposals	0	2	0
Tax losses where no deferred tax recognised	0	0	(3)
Remeasurement of deferred tax due to rate changes	(21)	1,168	435
Differences in overseas tax rates	(55)	(17)	10
Adjustments in respect of prior years	268	(64)	70
Tax (expense) credit	£ (1,300)	£ (583)	£ 137